Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 76,183	€ 57,878
Additions	3,114	9,106
Disposals	(1,029)
Impairment of assets	376
Business combinations		18,322
Transfers
Depreciation for the year	(11,148)	(8,454)
Translation differences	1,104	(669)
Ending balance	67,848	76,183
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	91,216	64,457
Ending balance	94,405	91,216
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(15,033)	(6,579)
Ending balance	(26,181)	(15,033)
Impairment of assets
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	(376)
Buildings and Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,064	18,675
Additions	293	807
Disposals	(61)
Business combinations		1,234
Transfers	98	363
Depreciation for the year	(2,321)	(1,984)
Translation differences	5	(31)
Ending balance	17,078	19,064
Buildings and Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,202	20,829
Ending balance	23,537	23,202
Buildings and Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,137)	(2,153)
Ending balance	(6,458)	(4,137)
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,274	3,809
Additions	327	220
Disposals	(24)
Impairment of assets	376
Business combinations
Transfers	1,267	(26)
Depreciation for the year	(1,107)	(705)
Translation differences	43	(24)
Ending balance	3,404	3,274
Fixtures and fittings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,919	4,749
Ending balance	6,532	4,919
Fixtures and fittings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,646)	(941)
Ending balance	(2,753)	(1,646)
Fixtures and fittings | Impairment of assets
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	(376)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	53,747	35,222
Additions	2,494	6,887
Disposals	(944)
Business combinations		17,088
Transfers	(1,267)	929
Depreciation for the year	(7,720)	(5,765)
Translation differences	1,056	(614)
Ending balance	47,366	53,747
Plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	62,997	38,707
Ending balance	64,336	62,997
Plant and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(9,250)	(3,485)
Ending balance	(16,970)	(9,250)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	98	172
Additions	0	1,192
Business combinations
Transfers	(98)	(1,266)
Depreciation for the year
Translation differences
Ending balance	0	98
Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	98	172
Ending balance	€ 0	€ 98